Investment Objectives and Goals	Sep. 24, 2025
Main Sector Rotation ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Main Sector Rotation ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Main Sector Rotation ETF (“the Fund”) seeks to outperform the S&P 500 in rising markets while limiting losses during periods of decline.
Main Thematic Innovation ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Main Thematic Innovation ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Main Thematic Innovation ETF (“the Fund”) seeks to outperform the MSCI ACWI Index® in rising markets while limiting losses during periods of decline.
Main International ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Main International ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to outperform the MSCI All Country World ex-USA Index® (the “Index”) over a full market cycle while maintaining below-benchmark risk.